Income Taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in the valuation allowance
Valuation allowance, at beginning of year	$ 41,412,000	$ 11,348,000	$ 18,226,000
Increase in valuation allowance	6,446,000	30,064,000	3,941,000
Release of valuation allowance			(10,819,000)
Valuation Allowances, at end of year	47,858,000	41,412,000	11,348,000
Increase in additional paid in capital if and when deferred tax assets are ultimately realized	1,700,000	1,700,000	1,700,000
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefit beginning of year	(4,000)
Gross increases - tax positions in prior year		610,000
Gross decreases - tax positions in current year		(614,000)
Unrecognized tax benefit end of year	(4,000)	(4,000)
Accrued interest and penalties
Accrued interest and penalties	$ 0